Employee Benefit Plans (Expected Benefit Payments) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Employee Benefit Plans [Abstract]
2013	¥ 9,504
2014	9,265
2015	9,999
2016	10,671
2017	10,634
2018-2022	¥ 56,148